Al Frank Asset Management, Inc.
                                           P.O. Box 1438, Laguna Beach, CA 92652
                                             Phone 949-497-7657 Fax 949-497-7658

Dear Fund Shareholder,

          By the time our Fund got underway on 1/2/98, the U.S. stock markets had already witnessed an historic advance that had run over seven years without a major market-wide setback. Of course, there had been several sector and individual stock declines during the long-lived bull market. For example, shares of the Big Three American auto companies had substantial "corrections" which were more than overcome by subsequent advances, enough to record all-time new high market prices.

          Unfortunately for the Fund, a great number of advancing stocks, especially in the bank, drug, insurance groups and two of the American auto companies (as we did obtain a small position in Chrysler), were already too high priced to buy this year in keeping with our prudent investment strategy. As you probably know, The Al Frank Fund follows the same principles and strategies espoused in The Prudent Speculator newsletter, and in my most recent book, Al Frank's New Prudent Speculator. That is, we buy stocks that are significantly undervalued as determined by fundamental analysis of their corporation's financial statements, growth rates, inflation rates and interest rates. Thus, we buy "out-of-favor," undervalued shares for their three to five year potential market appreciation.

          Undervalued, out-of-favor stocks often take years to reach their fair value in terms of market price. Our 21-year experience as investors and investment advisors shows that quite frequently, a "winning" position doesn't develop until the third, fourth or fifth year of ownership. Even if there are small gains early on, the big profits are generated as the out-of-favor corporation becomes in favor, recognized as a strong and growing company with substantial multi-year increases in sales, earnings and book value. Beginners may become impatient for quick results, but superior investing is usually a case of slow but steady wins the race.

          Most of the stocks that met our buy criteria between 1/1/98 and 6/30/98 have been smaller capitalization ones with an overweighting in computer-related technology corporations. With the exception of an early Spring rally, these shares have, through the end of June, been in a declining market. For example, while the Dow Jones Industrial Average and Standard & Poor's 500 Index had six-month gains of 13.20% and 16.84%, respectively, our recent purchases are better represented by the Russell 2000 Index of smaller capitalization stocks, which saw a decline of 6.92% between 4/21/98 and 6/30/98. Many of the technology stocks in the Fund suffered much greater short term losses than the Russell 2000's average setback.

          At one point, when the Fund reached a Net Asset Value of $11.83 on 4/23/98, it looked like the beaten down secondary technology stocks would be repriced upward in the market even as the large capitalization "blue chip" high momentum shares had a substantial but reasonable reassessment downward. Alas, the volatile selling of overvalued high priced shares took the undervalued ones lower also, so that by 6/30/98, with the NAV at $9.83, the disparity in value between large and small cap categories was at extreme levels. Many stocks traded for values not seen since 1990.

          Our longer term outlook is that the undervalued small cap shares will likely outperform the overvalued large caps for several years, as has happened several times during the past 73 years of market history. We expect to be handsomely rewarded for our patience, selection and purchases in the coming months and years. This expectation has been met over the past 21 years of professional involvement in the market. We are not limited to buying only small cap stocks. When the larger corporations trade at deep discounts to their fundamental value, we pounce on them with equal elan.

Faithfully yours,


/s/ Al Frank

Al Frank

                               The Al Frank Fund


SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------------------------------
      Shares              COMMON STOCKS: 96.0%                                               Market Value
---------------------------------------------------------------------------------------------------------
                          Aerospace / Defense - Equipment: 2.2%
      11,000              Allied Research Corp.*............................................    $ 137,500
                                                                                                ---------

                          Airlines: 2.9%
       1,600              KLM Royal Dutch Air...............................................       65,500
       1,500              UAL Corp.*........................................................      117,000
                                                                                                ---------
                                                                                                  182,500
                                                                                                ---------
                          Athletic Equipment: 1.8%
      37,213              First Team Sports*................................................       79,078
       6,430              Saucony, Inc. - Class B*..........................................       36,168
                                                                                                ---------
                                                                                                  115,246
                                                                                                ---------
                          Auto-Cars / Light Trucks: 0.5%
         600              Chrysler Corp.....................................................       33,825
                                                                                                ---------

                          Auto / Truck Parts and Equipment: 2.6%
       1,400              Excel Industries, Inc.............................................       20,038
       7,200              OEA, Inc..........................................................      115,200
       4,000              TBC Corp.*........................................................       26,375
                                                                                                ---------
                                                                                                  161,613
                                                                                                ---------
                          Building and Construction Products - Miscellaneous: 0.3%
       1,203              Patrick Industries, Inc...........................................       18,647
                                                                                                ---------

                          Building-Mobile Home / Manufactured Houses: 2.6%
       2,900              Cavalier Homes, Inc...............................................       37,519
      17,000              SMC Corp.*........................................................      127,500
                                                                                                ---------
                                                                                                  165,019
                                                                                                ---------
                          Building-Maintenance and Service: 1.7%
      14,500              C.H. Heist Corp.*.................................................      106,938
                                                                                                ---------

                          Capacitors: 3.4%
      40,000              Aerovox, Inc.*....................................................      118,750
       7,100              Kemet Corp.*......................................................       93,409
                                                                                                ---------
                                                                                                  212,159
                                                                                                ---------

See Notes to Financial Statements.
2

                               The Al Frank Fund

---------------------------------------------------------------------------------------------------------
       Shares                                                                                Market Value
---------------------------------------------------------------------------------------------------------
                          Chemicals-Plastics: 0.6%
       1,600              Wellman, Inc......................................................     $ 36,300
                                                                                                 --------

                          Circuits: 1.9%
       2,000              Hadco Corp.*......................................................       46,625
      10,000              Integrated Device Technology, Inc.*...............................       71,406
                                                                                                 --------
                                                                                                  118,031
                                                                                                 --------
                          Computer Software: 0.4%
       1,250              Software Spectrum, Inc.*..........................................       25,547
                                                                                                 --------

                          Computers-Memory Devices: 7.1%
      13,734              Applied Magnetics Corp.*..........................................      104,721
       1,200              Dataram Corp.*....................................................       13,950
       4,400              Exabyte Corp.*....................................................       36,712
       5,000              Komag, Inc.*......................................................       27,109
         800              Quantum Corp.*....................................................       16,575
       9,777              Read-Rite Corp.*..................................................       88,298
       3,500              Seagate Technology, Inc.*.........................................       83,344
       6,200              Western Digital Corp.*............................................       73,238
                                                                                                 --------
                                                                                                  443,947
                                                                                                 --------
                          Computers-Micro: 0.7%
       1,100              Micron Electronics, Inc.*.........................................       13,303
       2,500              Sequent Computer Systems, Inc.*...................................       30,547
                                                                                                 --------
                                                                                                   43,850
                                                                                                 --------
                          Computers-Peripheral Equipment: 6.5%
      19,390              ESS Technology*...................................................       91,497
       4,000              Microtouch Systems, Inc.*.........................................       74,375
       3,000              S3 Inc.*..........................................................       15,281
       8,700              Smart Modular Technologies*.......................................      128,053
      18,475              Trident Microsystems, Inc.*.......................................       98,726
                                                                                                 --------
                                                                                                  407,932
                                                                                                 --------
                          Consulting-Services: 0.1%
         600              Right Management Consultants*.....................................        7,913
                                                                                                 --------

See Notes to Financial Statements.

                               The Al Frank Fund

---------------------------------------------------------------------------------------------------------
       Shares                                                                                Market Value
---------------------------------------------------------------------------------------------------------
                          Consumer Products-Miscellaneous: 0.5%
       9,000              THT, Inc.*........................................................     $ 30,094
                                                                                                 --------

                          Diamonds / Precious Stones: 0.6%
       2,000              Debeers Consolidated Mines ADR....................................       34,875
                                                                                                 --------

                          Disposable Medical Products: 1.6%
      13,774              Utah Medical Products, Inc.*......................................       99,862
                                                                                                 --------

                          Diversified Operator / Commercial Service: 1.7%
      15,300              McRae Industries - Class A........................................      107,100
                                                                                                 --------

                          Electric Products-Miscellaneous: 1.7%
       6,450              Kulicke & Soffa Industries*.......................................      109,247
                                                                                                 --------

                          Electronic Components-Miscellaneous: 2.0%
       8,289              Nam Tai Electronics, Inc..........................................      125,630
                                                                                                 --------

                          Electronic Components-Semiconductor: 9.2%
       1,100              Applied Materials, Inc.*..........................................       32,484
       7,000              Atmel Corp.*......................................................       95,375
       1,500              Electroglas, Inc.*................................................       19,546
       3,500              International Rectifier Corp.*....................................       29,750
       3,800              Lam Research Corp.*...............................................       72,556
       7,650              National Semiconductor Corp.*.....................................      100,884
       6,500              Silicon Valley Group, Inc.*.......................................      103,594
       4,983              Siliconix, Inc.*..................................................      124,575
                                                                                                 --------
                                                                                                  578,764
                                                                                                 --------
                          Electronic Measuring Instruments: 1.5%
       3,950              Cohu, Inc.........................................................       96,652
                                                                                                 --------

                          Finance-Leasing Companies: 1.4%
      20,800              Prime Capital Corp.*..............................................       88,400
                                                                                                 --------

See Notes to Financial Statements.
4

                               The Al Frank Fund

---------------------------------------------------------------------------------------------------------
       Shares                                                                                Market Value
---------------------------------------------------------------------------------------------------------
                          Finance-Mortgage Loan / Banker: 2.7%
       1,500              Aames Financial Corp..............................................     $ 20,625
         819              First Union Corp..................................................       47,715
       2,350              Green Tree Financial Corp.........................................      100,609
                                                                                                 --------
                                                                                                  168,949
                                                                                                 --------
                          Footwear and Related Apparel: 0.7%
       2,500              R.G. Barry*.......................................................       41,250
                                                                                                 --------
                          Health Care Cost Containment: 0.4%
      20,000              FPA Medical Management, Inc.*.....................................       22,813
                                                                                                 --------
                          Industrial Automated / Robot: 0.9%
       3,450              PRI Automation Inc.*..............................................       58,866
                                                                                                 --------
                          Medical Information Systems: 2.1%
      10,000              HCIA, Inc.*.......................................................      129,375
                                                                                                 --------
                          Medical Laser Systems: 0.3%
       3,800              Summit Technology, Inc.*..........................................       20,781
                                                                                                 --------
                          Metal-Diversified: 3.4%
       5,100              Asarco, Inc.......................................................      113,475
       7,487              Cyprus Amax Minerals Co...........................................       99,203
                                                                                                 --------
                                                                                                  212,678
                                                                                                 --------
                          Network Software: 1.6%
      33,834              Netmanage, Inc.*..................................................      101,502
                                                                                                 --------
                          Networking Products: 6.7%
       2,150              3Com Corp.*.......................................................       66,045
       6,500              Adaptec, Inc.*....................................................       92,828
       9,500              Cabletron Systems*................................................      127,656
       2,500              Standard Microsystems Corp.*......................................       21,953
      16,510              Zoom Telephonics, Inc.*...........................................      109,895
                                                                                                 --------
                                                                                                  418,377
                                                                                                 --------

See Notes to Financial Statements.

                               The Al Frank Fund

---------------------------------------------------------------------------------------------------------
       Shares                                                                                Market Value
---------------------------------------------------------------------------------------------------------
                          Paper and Related Products: 0.9%
       4,650              Pope & Talbot Inc.................................................     $ 54,347
                                                                                                 --------

                          Retail-Apparel / Shoe: 4.5%
       4,000              Gymboree Corp.*...................................................       60,625
      71,800              One Price Clothing Stores*........................................      221,009
                                                                                                 --------
                                                                                                  281,634
                                                                                                 --------
                          Retail-Miscellaneous / Diversified: 2.0%
      26,230              Tandycrafts Inc.*.................................................      122,953
                                                                                                 --------
                          Rubber and Plastics: 2.4%
      15,705              Applied Extrusion Technology*.....................................      115,334
       6,000              Lamson & Sessions Co.*............................................       37,125
                                                                                                 --------
                                                                                                  152,459
                                                                                                 --------
                          Steel Pipe and Tube: 1.4%
       7,500              Maverick Tube Corp.*..............................................       86,719
                                                                                                 --------
                          Steel-Producers: 4.6%
       3,700              Bethlehem Steel Corp.*............................................       46,019
         950              Inland Steel Industries Inc.......................................       26,778
      10,477              LTV Corp..........................................................      100,186
       9,046              Rouge Industries Inc. - Class A...................................      115,337
                                                                                                 --------
                                                                                                  288,320
                                                                                                 --------
                          Sugar: 1.9%
      13,000              Imperial Holly Corp...............................................      117,813
                                                                                                 --------
                          Textile-Home Furnishings: 0.7%
       4,961              Conso Products Co.*...............................................       41,083
                                                                                                 --------
                          Tobacco: 1.7%
       4,500              RJR Nabisco Holdings Corp.........................................      106,875
                                                                                                 --------
                          Tools-Hand Held: 1.1%
       7,000              P&F Industries - Class A*.........................................       71,531
                                                                                                 --------

See Notes to Financial Statements.
6

                               The Al Frank Fund

---------------------------------------------------------------------------------------------------------
       Shares                                                                                Market Value
---------------------------------------------------------------------------------------------------------
                          Transport-Marine: 0.5%
       1,900              Stolt-Nielsen S.A. - Sponsored ADR................................    $  32,656
                                                                                                ---------

                          Total Common Stocks (cost $6,646,428).............................    6,018,572
                                                                                                ---------

Principal Amount          SHORT-TERM INVESTMENTS: 0.5%
---------------------------------------------------------------------------------------------------------
     $32,496              Star Treasury Fund, 5.72% (cost $32,496)..........................       32,496
                                                                                               ----------


                          Total Investments in Securities (cost $6,678,924+): 96.5% ........    6,051,068
                          Other Assets less Liabilities: 3.5%...............................      216,349
                                                                                               ----------
                          Total Net Assets: 100.0% .........................................   $6,267,417
                                                                                               ==========

*Non-incoming producing security.

+At June 30, 1998, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                                  Gross unrealized appreciation.............................   $  367,614
                                  Gross unrealized depreciation.............................     (995,470)
                                                                                               ----------
                                            Net unrealized depreciation.....................   $ (627,856)
                                                                                               ==========

                               The Al Frank Fund


STATEMENT OF ASSETS AND LIABILITIES at June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
    Investments in securities, at value (identified cost $6,678,924) .......................  $6,051,068
    Receivables:
              Due from Advisor..............................................................       2,831
              Dividends and interest .......................................................       3,831
              Securities sold...............................................................      52,972
              Fund shares sold..............................................................     148,226
    Deferred organization costs.............................................................      31,567
    Other...................................................................................      18,603
                                                                                              ----------
                       Total assets ........................................................   6,309,098
                                                                                              ----------
LIABILITIES
    Payables:
              Administration fee............................................................       2,466
              Distribution fees.............................................................       1,327
              Securities purchased..........................................................      30,035
              Fund shares repurchased.......................................................         739
    Accrued expenses........................................................................       7,114
                                                                                              ----------
                       Total liabilities....................................................      41,681
                                                                                              ----------

NET ASSETS..................................................................................  $6,267,417
                                                                                              ==========


    Net asset value, offering and redemption price per share
              ($6,267,417/637,321 shares outstanding;
              unlimited number of shares (par value $.01) authorized) ......................       $9.83
                                                                                                   =====


COMPONENTS OF NET ASSETS
    Paid-in capital.........................................................................  $6,910,078
    Accumulated net investment loss.........................................................     (23,455)
    Net realized gain on investments........................................................       8,650
    Net unrealized depreciation on investments..............................................    (627,856)
                                                                                              ----------
              Net assets ...................................................................  $6,267,417
                                                                                              ==========

See accompanying Notes to Financial Statements.
8

                               The Al Frank Fund


STATEMENT OF OPERATIONS
For the Period from January 2, 1998* through June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Income
            Dividends......................................................................   $   12,074
            Interest ......................................................................        7,280
                                                                                              ----------
                     Total income..........................................................       19,354
                                                                                              ----------

    Expenses
            Advisory fee...................................................................       18,981
            Administration fee.............................................................       14,712
            Transfer agent fees............................................................        9,757
            Professional fees..............................................................        7,357
            Custody fees...................................................................        6,554
            Fund accounting fees...........................................................        5,043
            Registration fees..............................................................        4,823
            Distribution fees..............................................................        4,745
            Printing fees..................................................................        4,433
            Amortization of deferred organization costs....................................        3,433
            Other..........................................................................        3,108
            Directors' fees................................................................        2,770
                                                                                              ----------
                     Total expenses........................................................       85,716
                     Less: Advisory fee waiver and absorption..............................      (42,907)
                                                                                              ----------
                     Net expenses..........................................................       42,809
                                                                                              ----------
                               Net investment loss ........................................      (23,455)
                                                                                              ----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized gain from security transactions...................................        8,650
            Net change in unrealized depreciation on investments...........................     (627,856)
                                                                                              ----------
                     Net realized and unrealized loss on investments.......................     (619,206)
                                                                                              ----------
                               Net Decrease in Net Assets Resulting from Operations .......   $ (642,661)
                                                                                              ==========

*Commencement of operations.

See Notes to Financial Statements.

                               The Al Frank Fund


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

-----------------------------------------------------------------------------------------------------------
                                                                                         January 2, 1998*
                                                                                              through
                                                                                          June 30, 1998
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN ASSETS FROM
OPERATIONS
Net investment loss ..............................................................         $  (23,455)
Net realized gain from security transactions......................................              8,650
Net change in unrealized depreciation on investments..............................           (627,856)
                                                                                           ----------
          Net decrease in net assets resulting from operations ...................           (642,661)
                                                                                           ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)......          6,910,078
                                                                                           ----------
          Total increase in net assets ...........................................          6,267,417

NET ASSETS
Beginning of period ..............................................................                -0-
                                                                                           ----------
End of period       ..............................................................         $6,267,417
                                                                                           ==========

(a) A summary of capital shares transactions is as follows:
                                                                                         January 2, 1998*
                                                                                             through
                                                                                           June 30, 1998
                                                                                     -----------------------
                                                                                     Shares         Value
                                                                                     -------      ----------
          Shares sold........................................................        691,249      $7,466,682
          Shares redeemed....................................................        (53,928)       (556,604)
                                                                                     -------      ----------
          Net increase.......................................................        637,321      $6,910,078
                                                                                     =======      ==========

*Commencement of operations.


See Notes to Financial Statements.
10

                               The Al Frank Fund


FINANCIAL HIGHLIGHTS - For a capital share outstanding throughout the period (Unaudited)
--------------------------------------------------------------------------------------------------------
                                                                                        January 2, 1998*
                                                                                             through
                                                                                          June 30, 1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................................................         $10.00
Income from investment operations:
          Net investment loss.......................................................          (0.04)
          Net realized and unrealized loss on investments...........................          (0.13)
                                                                                             ------
Total from investment operations....................................................          (0.17)
                                                                                             ------


Net asset value, end of period......................................................         $ 9.83
                                                                                             ======


Total return........................................................................         (1.70%)+

Ratios/supplemental data:
Net assets, end of period (millions)................................................          $ 6.3

Ratio of expenses to average net assets:
          Before expense reimbursement..............................................           4.48%++
          After expense reimbursement...............................................           2.24%++

Ratio of net investment loss to average net assets:
          Before expense reimbursement..............................................          (3.47%)++
          After expense reimbursement...............................................          (1.22%)++

Portfolio turnover rate.............................................................           1.51%

*Commencement of operations.

+Not annualized.

++Annualized.


See Notes to Financial Statements.

                               The Al Frank Fund


NOTES TO FINANCIAL STATEMENTS at June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

          The Al Frank Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on January 2, 1998. The Fund's objective is seeking growth of capital by investing in out of favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

          The  following  is  a  summary  of  significant   accounting  policies
consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

          A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

          B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          C. Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost method.

          D. Deferred Organization Costs. The Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

          E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

           For the six months ended June 30, 1998, Al Frank Asset Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.

          The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.25% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to
12

                               The Al Frank Fund

--------------------------------------------------------------------------------

the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial five years and sixth year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended June 30, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $42,907; no amounts were reimbursed.

          Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum.


          First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

          Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

          The Trust has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the period ended June 30, 1998, the Fund paid the Distribution Coordinator in the amount of $4,745.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

          For the period ended June 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $6,690,749 and $52,972, respectively.

NOTE 6 - Line of Credit

          At June 30, 1998, the Fund has established an uncommitted line of credit agreement in the amount of $500,000 with Star Bank, N.A., the Fund's custodian of assets. The current annual interest rate on any borrowing under the agreement is equal to the Broker Call Rate, as published in the Wall Street Journal as the Call Money Rate, plus 0.50%, payable monthly, in arrears. The purpose of the agreement is to either meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities from the Fund's portfolio, or for leverage purposes. Borrowing money by the Fund involves special risk considerations that are more fully outlined in the Fund's prospectus. The Fund had no borrowing under the agreement at June 30, 1998.

                                     Advisor

                            Al Frank Asset Management
                           465 Forest Avenue, Suite I
                         Laguna Beach, California 92651


                                   Distributor

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018


                                    Custodian

                                 Star Bank, N.A.
                           425 Walnut Street, M/L 6118
                             Cincinnati, Ohio 45202


                                 Transfer Agent

                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, New York 11788



                                  Legal Counsel

                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                        San Francisco, California 94104

                                The Al Frank Fund


                               SEMI-ANNUAL REPORT
                                  June 30, 1998




                                The Al Frank Fund
                           465 Forest Avenue, Suite I
                             Laguna Beach, CA 92651
                                 (888) 263-6443

August 1998

Dear Shareholder,

We are pleased to report on the progress of the Avatar Advantage Balanced Fund for the six months ended on June 30, 1998. During this period, the Avatar asset allocation philosophy participating in rising markets while attempting to limit losses during market downturns - helped the Fund realize a total return of +13.00%. Other market indices for the same period were as follows:

S&P 500                      +17.7%        Lehman Brothers Gov't/Corp.     +4.2%
Dow Jones Industrials        +14.1         60 Stock/40 Bond Benchmark     +12.3
NASDAQ                       +20.9

For the first half of the year, Avatar maintained significant equity and bond positions. Our exposure ranged between 55% and 65% invested in stocks, 30% to 40% in bonds, and the remainder in cash.

1998 -- The First Six Months in Review
--------------------------------------

The first strong stirrings of the financial crisis in Asia began to make an economic impact on the market at the end of the first quarter. Nevertheless, the stock market continued to rise steadily throughout the first half of the year. Strong U.S. economic growth drove this advance. This growth cycle is unique: despite 10 years of business expansion there have been no inflationary pressures on the economy. Also contributing to the expansion have been stable interest rates and rising corporate profits.

The greatest gains in the equity portion of the portfolio came from the technology, consumer cyclical, pharmaceutical and financial stocks. In addition to benefiting from stable earnings and a positive interest rate environment, these groups were helped by their limited exposure to Asia. Less favorable performances were in the energy, commodity, industrial and utility sectors. Fundamentals in these sectors were lackluster due in large part to the turmoil in Asia and poor valuation rankings. In the fixed income portion of the portfolio, we maintained duration longer than the benchmark for the entire period.

Market Outlook
--------------

Currently, the ability of corporations to sustain their profits is testing the markets. Concerns are mounting regarding the effect the slumping economies in Russia and Latin America will have on U.S. companies already beleaguered by the loss of profits as a result of the recessions in Asia. Foreign currencies have been falling against the dollar, which translates into falling prices for U.S. companies as they compete with cheaper imports. The interest rate climate remains positive for the U.S. market. However, until the focus diminishes regarding the deterioration of corporate earnings, the market faces substantial risk. Adding to these worries are the record high valuations and narrow market breadth. Given these concerns, Avatar has reduced equity exposure to 45% and raised bond exposures to 40%, bringing cash to 15%.

Our goal at Avatar is to evaluate current investment risk and alter the portfolio asset mix to reflect the environment at hand. We will continue to monitor risk conditions in both domestic and international markets. Until we see signs of moderating risk, we will continue to take a cautious stance.



/s/ Elizabeth A. Sonders                        /s/ Charles M. White
Elizabeth A. Sonders                            Charles M. White
Co-Portfolio Manager                            Co-Portfolio Manager

                       THE AVATAR ADVANTAGE BALANCED FUND


SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------------
             Shares          COMMON STOCKS: 59.7%                                                                  Market Value
-------------------------------------------------------------------------------------------------------------------------------
                             Aerospace / Defense Equipment: 1.7%
               100           Boeing Co...................................................................             $  4,456
               100           Lockheed Martin Corp........................................................               10,588
               100           United Technologies Corp....................................................                9,250
                                                                                                                      --------
                                                                                                                        24,294
                                                                                                                      --------
                             Airlines: 0.6%
               300           America West Holding Corp. - Class B........................................                8,569
                                                                                                                      --------

                             Auto / Truck Parts and Equipment: 0.7%
               200           Lear Corp...................................................................               10,262
                                                                                                                      --------

                             Banks: 4.3%
               400           Bank of New York, Inc.......................................................               24,275
               200           Mellon Bank Corp............................................................               13,925
               300           NationsBank Corp............................................................               22,950
                                                                                                                      --------
                                                                                                                        61,150
                                                                                                                      --------
                             Beverages - Non-Alcoholic: 0.9%
               300           PepsiCo, Inc................................................................               12,356
                                                                                                                      --------

                             Chemicals - Diversified: 0.4%
               100           Imperial Chemical ADR.......................................................                6,450
                                                                                                                      --------

                             Commercial Banks: 0.9%
               200           Star Banc Corp..............................................................               12,775
                                                                                                                      --------

                             Computer - Micro: 0.8%
               400           Compaq Computer Corp........................................................               11,350
                                                                                                                      --------

                             Computer Software: 3.8%
               300           Computer Associates International, Inc......................................               16,669
               300           Compuware Corp.*............................................................               15,337
               200           Microsoft Corp.*............................................................               21,675
                                                                                                                      --------
                                                                                                                        53,681
                                                                                                                      --------

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

------------------------------------------------------------------------------------------------------------------------------
             Shares                                                                                               Market Value
------------------------------------------------------------------------------------------------------------------------------
                             Cosmetics and Toiletries: 1.2%
               200           Colgate Palmolive Co........................................................            $  17,600
                                                                                                                     ---------

                             Cruise Lines: 0.6%
               200           Carnival Corp. - Class A....................................................                7,925
                                                                                                                     ---------
                             Diversified Manufacturing: 2.3%
               300           General Electric Co.........................................................               27,300
               100           Masco Corp..................................................................                6,050
                                                                                                                     ---------
                                                                                                                        33,350
                                                                                                                     ---------
                             Diversified Operations: 0.5%
               100           Textron, Inc................................................................                7,169
                                                                                                                     ---------
                             Electric - Integrated: 1.0%
               200           Intel Corp..................................................................               14,825
                                                                                                                     ---------
                             Entertainment Software: 0.8%
               200           Electronic Arts, Inc........................................................               10,800
                                                                                                                     ---------
                             Finance - Mortgage Loan / Banker: 3.0%
               400           Federal National Mortgage Association.......................................               24,300
               200           Morgan Stanley Dean Witter Discover.........................................               18,275
                                                                                                                     ---------
                                                                                                                        42,575
                                                                                                                     ---------
                             Food - Miscellaneous: 1.2%
               300           Sara Lee Corp...............................................................               16,781
                                                                                                                     ---------
                             Food - Retail: 2.3%
               200           Kroger Co...................................................................                8,575
               600           Safeway, Inc................................................................               24,412
                                                                                                                     ---------
                                                                                                                        32,987
                                                                                                                     ---------
                             Human Resources: 0.7%
               300           Accustaff, Inc..............................................................                9,375
                                                                                                                     ---------

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

------------------------------------------------------------------------------------------------------------------------------
             Shares                                                                                               Market Value
------------------------------------------------------------------------------------------------------------------------------
                             Insurance: 2.6%
               200           Allstate Corp...............................................................            $  18,313
               300           Travelers Group, Inc........................................................               18,187
                                                                                                                     ---------
                                                                                                                        36,500
                                                                                                                     ---------
                             Life / Health Insurance: 1.6%
               400           SunAmerica, Inc.............................................................               22,975
                                                                                                                     ---------
                             Manufacturing and Sales of Autos and Trucks: 1.2%
               300           Ford Motor Company..........................................................               17,700
                                                                                                                     ---------
                             Medical - Drugs: 4.3%
               200           Bristol Myers Squibb Co.....................................................               22,988
               300           Centocor, Inc...............................................................               10,875
               100           Pfizer, Inc.................................................................               10,869
               200           Warner-Lambert Co...........................................................               13,875
                                                                                                                     ---------
                                                                                                                        71,819
                                                                                                                     ---------
                             Medical - HMO: 0.9%
               200           United Healthcare Corp......................................................               12,700
                                                                                                                     ---------
                             Medical - Hospitals: 0.7%
               300           Tenent Healthcare Corp......................................................                9,375
                                                                                                                     ---------
                             Networking Products: 1.3%
               200           Cisco Systems, Inc.*........................................................               18,412
                                                                                                                     ---------
                             Oil Company: 2.3%
               200           Exxon Corp..................................................................               14,263
               300           Texaco, Inc.................................................................               17,906
                                                                                                                     ---------
                                                                                                                        32,169
                                                                                                                     ---------
                             Oil - Integrated: 1.4%
               100           Schlumberger Ltd............................................................                6,831
               400           USX - Marathon Group........................................................               13,725
                                                                                                                     ---------
                                                                                                                        20,556
                                                                                                                     ---------

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

------------------------------------------------------------------------------------------------------------------------------
              Shares                                                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------
                             Paper and Related Products: 1.3%
               200           Bowater, Inc................................................................             $  9,450
               200           International Paper Co......................................................                8,600
                                                                                                                      --------
                                                                                                                        18,050
                                                                                                                      --------
                             Pipelines: 0.8%
               200           Enron Corp..................................................................               10,813
                                                                                                                      --------
                             Radio: 0.7%
               200           Chancellor Media Corp.......................................................                9,931
                                                                                                                      --------
                             REIT - Storage: 0.6%
               300           Public Storage, Inc.........................................................                8,400
                                                                                                                      --------
                             Retail - Building Products: 1.2%
               200           Home Depot, Inc.............................................................               16,613
                                                                                                                      --------
                             Retail - Department Stores: 1.8%
               200           Bed Bath & Beyond, Inc......................................................               10,362
               300           Dayton Hudson Corp..........................................................               14,550
                                                                                                                      --------
                                                                                                                        24,912
                                                                                                                      --------
                             Retail - Discount: 0.7%
               400           TJX Companies, Inc..........................................................                9,650
                                                                                                                      --------
                             Telecommunication Equipment: 2.2%
               200           Ciena Corp..................................................................               13,925
               200           Lucent Technologies, Inc....................................................               16,637
                                                                                                                      --------
                                                                                                                        30,562
                                                                                                                      --------
                             Telecommunication Services: 2.0%
               300           Air Touch Communications, Inc...............................................               17,531
               200           GTE Corp....................................................................               11,125
                                                                                                                      --------
                                                                                                                        28,656
                                                                                                                      --------
                             Telephone - Local: 1.4%
               300           BellSouth Corp..............................................................               20,138
                                                                                                                      --------
                             Telephone - Long Distance: 0.7%
               200           Worldcom, Inc.*.............................................................                9,688
                                                                                                                      --------

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

------------------------------------------------------------------------------------------------------------------------------
             Shares                                                                                               Market Value
------------------------------------------------------------------------------------------------------------------------------
                             Tobacco: 0.8%
               300           Philip Morris Companies, Inc................................................             $ 11,813
                                                                                                                      --------

                             Transportation - Rail: 0.7%
               100           Burlington Northern Santa Fe................................................                9,819
                                                                                                                      --------

                             Total Common Stocks (cost $738,873).........................................              845,525
                                                                                                                      --------
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS: 34.8%
       Principal Amount
------------------------------------------------------------------------------------------------------------------------------
          $100,000           Fannie Mae MTN, 6.11%, 1/22/2003............................................               99,445
            90,000           U.S. Treasury Bond, 6.625%, 4/30/2002.......................................               93,319
            85,000           U.S. Treasury Bond, 12.00%, 8/15/2013.......................................              126,251
           145,000           U.S. Treasury Bond, 7.50%, 11/15/2016.......................................              174,136
                                                                                                                      --------
                             Total U.S. Government and Govenment
                                 Agency Obligations (cost $492,188)......................................              493,151
                                                                                                                      --------

                             SHORT-TERM INVESTMENTS: 4.3%
------------------------------------------------------------------------------------------------------------------------------
            60,576           Star Treasury Fund, 4.80% (cost $60,576)....................................               60,576
                                                                                                                   -----------
                             Total Investments in Securities
                                  (cost $1,291,637+): 98.8% .............................................            1,399,252
                             Other Assets less Liabilities: 1.2%.........................................               16,887
                                                                                                                   -----------
                             Total Net Assets: 100.0% ...................................................          $ 1,416,139
                                                                                                                   ===========

*Denotes a non-income producing security.

+At June 30, 1998, the cost of securities for Federal tax purposes was the same as the basis for financial reporting.
 Unrealized appreciation and depreciation of securities were as follows:

                             Gross unrealized appreciation...............................................           $  121,438
                             Gross unrealized depreciation...............................................              (13,823)
                                                                                                                    ----------
                                      Net unrealized appreciation........................................           $  107,615
                                                                                                                    ==========

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND


STATEMENT OF ASSETS AND LIABILITIES at June 30, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------
ASSETS
     Investments in securities, at value
     (identified cost $1,291,637) .................................................      $  1,399,252
     Receivables:
          Due from Advisor.........................................................             3,183
          Dividends and interest ..................................................             9,768
          Securities sold..........................................................             4,882
     Deferred organization costs...................................................            11,342
     Other.........................................................................             2,287
                                                                                           ----------
               Total assets .......................................................         1,430,714
                                                                                           ----------

LIABILITIES
     Payables:
          Administration fee.......................................................             2,466
          Distribution fees........................................................               305
     Accrued expenses..............................................................            11,804
                                                                                           ----------
               Total liabilities...................................................            14,575
                                                                                           ----------

NET ASSETS ........................................................................       $ 1,416,139
                                                                                          ===========

     Net asset value, offering and redemption price per share
          ($1,416,139/125,351 shares outstanding; unlimited
          number of shares (par value $.01) authorized)............................           $ 11.30
                                                                                              =======

COMPONENTS OF NET ASSETS
     Paid-in capital ..............................................................        $1,287,313
     Undistributed net investment income...........................................             9,990
     Undistributed net realized gain on investments................................            11,221
     Net unrealized appreciation on investments....................................           107,615
                                                                                           ----------
          Net assets ..............................................................        $1,416,139
                                                                                           ==========

See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

STATEMENT OF OPERATIONS
For the Period from January 13, 1998* through June 30, 1998 (Unaudited)

------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Income
          Dividends ...................................................................       $  3,627
          Interest  ...................................................................         14,106
                                                                                            ----------
               Total income............................................................         17,733
                                                                                            ----------

     Expenses
          Administration fee...........................................................         13,890
          Professional fees............................................................          6,946
          Fund accounting fees.........................................................          5,586
          Audit fees...................................................................          5,094
          Advisory fee.................................................................          4,127
          Transfer agent fees..........................................................          4,020
          Custody fees.................................................................          3,334
          Printing fees................................................................          3,241
          Directors' fees..............................................................          2,606
          Other     ...................................................................          2,356
          Legal fees...................................................................          1,852
          Distribution fees............................................................          1,376
          Amortization of deferred organization costs..................................          1,158
          Registration fees............................................................            406
                                                                                            ----------
               Total expenses..........................................................         49,046
               Less: Advisory fee waiver and absorption................................        (41,303)
                                                                                            ----------
               Net expenses............................................................          7,743
                                                                                            ----------
                    Net investment income..............................................          9,990
                                                                                            ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
          Net realized gain from security transactions.................................         11,221
          Net change in unrealized appreciation on investments.........................        107,615
                                                                                            ----------
               Net realized and unrealized gain on investments.........................        118,836
                                                                                            ----------
                     Net Increase in Net Assets Resulting from Operations..............     $  128,826
                                                                                            ==========

*Commencement of operations.



See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

---------------------------------------------------------------------------------------------------------
                                                                                        January 13, 1998*
                                                                                             through
                                                                                          June 30, 1998
---------------------------------------------------------------------------------------------------------
NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment income.............................................................         $      9,990
Net realized gain from security transactions......................................               11,221
Net change in unrealized appreciation on investments..............................              107,615
                                                                                           ------------
          Net increase in net assets resulting from operations ...................              128,826
                                                                                           ------------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
     net change in outstanding shares (a).........................................            1,287,313
                                                                                           ------------
          Total increase in net assets ...........................................            1,416,139

NET ASSETS
Beginning of period ..............................................................                  -0-
                                                                                           ------------
End of period       ..............................................................         $  1,416,139
                                                                                           ============

(a) A summary of capital share transactions is as follows:

                                                                                 January 13, 1998*
                                                                                     through
                                                                                  June 30, 1998
                                                                           -------          -----------
                                                                            Shares              Value
                                                                           -------          -----------
          Shares sold...............................................       125,351          $ 1,287,313
          Shares redeemed...........................................            -0-                  -0-
                                                                           -------          -----------
          Net increase..............................................       125,351          $ 1,287,313
                                                                           =======          ===========

*Commencement of operations.


See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

Financial Highlights - For a Capital Share Outstanding throughout the period (Unaudited)

---------------------------------------------------------------------------------------------------------
                                                                                        January 13, 1998*
                                                                                             through
                                                                                         June 30, 1998
---------------------------------------------------------------------------------------------------------

Net asset value, beginning of period..............................................          $ 10.00
Income from investment operations:
          Net investment income...................................................             0.08
          Net realized and unrealized gain on investments.........................             1.22
                                                                                            -------
Total from investment operations..................................................             1.30
                                                                                            -------

Net asset value, end of period....................................................           $11.30
                                                                                            =======

Total return        ..............................................................            13.00%+

Ratios/supplemental data:
Net assets, end of period (millions)..............................................          $   1.4

Ratio of expenses to average net assets:
          Before expense reimbursement............................................             8.85%++
          After expense reimbursement.............................................             1.40%++

Ratio of net investment income (loss) to average net assets:
          Before expense reimbursement............................................            (5.65%)++
          After expense reimbursement.............................................             1.80%++

Portfolio turnover rate...........................................................            43.25%

*Commencement of operations.

+Not annualized.

++Annualized.


See Notes to Financial Statements.

                       THE AVATAR ADVANTAGE BALANCED FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

          The Avatar Advantage Balanced Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on January 13, 1998. The Fund's objective is to seek long-term capital appreciation by investing in equity securities during rising stock markets and limiting loss during market declines.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

          The  following  is  a  summary  of  significant   accounting  policies
consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

          A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

          B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          C. Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost method. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the effective interest method.

          D. Deferred Organization Costs. The Fund has incurred expenses of $12,500 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

          E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

                       THE AVATAR ADVANTAGE BALANCED FUND

--------------------------------------------------------------------------------

                    statements  and  the  reported   amounts  of  increases  and
                    decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER
TRANSACTIONS WITH AFFILIATES

           For the six months ended June 30, 1998, Avatar Investors Associates Corp. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund.

          The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.40% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial five years and sixth year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended June 30, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $41,303; no amounts were reimbursed.

          Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum.

                       THE AVATAR ADVANTAGE BALANCED FUND

--------------------------------------------------------------------------------

          First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

          Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

          The Trust has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the period ended June 30, 1998, the Fund paid the Distribution Coordinator in the amount of $1,376.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

          For the period ended June 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $1,614,310 and $393,967, respectively.

                                     Advisor

                        Avatar Investors Associates Corp.
                                900 Third Avenue
                            New York, New York 10022


                                   Distributor

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018


                                    Custodian

                                 Star Bank, N.A.
                           425 Walnut Street, M/L 6118
                             Cincinnati, Ohio 45202


                                 Transfer Agent

                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, New York 11788
                                  888-263-6452


                                  Legal Counsel

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                              The Avatar Advantage
                                  Balanced Fund









                               Semi-Annual Report

                                  June 30, 1998

August 1998

Dear Shareholder,

We are pleased to report on the progress of the Avatar Advantage International Equity Fund for it's first five months which ended on June 30, 1998. During that period, the Avatar asset allocation philosophy - participating in rising markets while attempting to limit losses during market downturns - helped the fund realize a total return of +8.1%.

The Morgan Stanley Capital International EAFE+Canada index was +10.1 for the same time period.

1998 - The First Six Months in Review
-------------------------------------

World financial markets were very volatile during the first half of 1998. The financial crisis in Asia had a severe negative economic impact thoughout the region. The Japanese economy, saddled with enormous corporate and government debt, searched in vain for a way to stimulate it's beleaguered economic situation and restore sentiment. Conversely, the European markets soared to new highs on solid economic data such as low inflation, low unemployment and steady corporate growth. The fundamentals as we approach European Monetary Union were also very positive for the participating equity markets, thus adding to the upswing in these markets.

Our research was correct in forecasting most of these market situations. In early 1998, we were under-invested thoughout Asia and did not suffer the negative impact that a fully-invested approach would have. Not surprisingly, most of our gains in the portfolio came from participating in the rise of the European stock markets. Our models readings for early 1998 were positive for most of Europe and we were therefore fully-invested thoughout this region.

Market Outlook
--------------

Currently, many of the world financial markets are still in turmoil. Concerns are mounting regarding the real impact of the slumping economies in Japan, Russia and the emerging markets. Unfortunately, it has become clear that Asia's problems are far from over. It is also difficult to determine what impact the still unfolding Russian political and financial situation will have on key European markets; particularly Germany and France.

Our current research for Asia remains low neutral and our research for Europe has turned less bullish in the past several weeks. We have reduced our exposure throughout the world and cautiously wait for some resolutions to the many pending global economic, financial, and political situations. Given these concerns, Avatar has reduced exposure to 67% equities and 33% cash.

Our goal at Avatar is to evaluate current investment risk and alter the portfolio country mix and weightings to reflect the environment at hand. We will continue to monitor risk conditions throughout the world. Until we see signs of moderating risk, we will continue to take a cautious stance.



/s/ Elizabeth A. Sonders                         /s/ Charles M. White

Elizabeth A. Sonders                             Charles M. White
Co-Portfolio Manager                             Co-Portfolio Manager

                              THE AVATAR ADVANTAGE
                      INTERNATIONAL EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited)

----------------------------------------------------------------------------------------
  Shares            Open-END FUNDS: 68.5%                                   Market Value
----------------------------------------------------------------------------------------
      800           WEBS - Australia Index Series......................       $ 7,550
    1,000           WEBS - Canada Index Series.........................        14,688
    1,500           WEBS - France Index Series.........................        33,094
    1,800           WEBS - Germany Index Series........................        43,087
      400           WEBS - Italy Index Series..........................        10,450
   10,000           WEBS - Japan Index Series..........................        98,125
      700           WEBS - Netherlands Index Series....................        19,644
      200           WEBS - Spain Index Series..........................         5,900
    1,000           WEBS - Switzerland Index Series ...................        18,875
    1,800           WEBS - United Kingdom Index Series.................        37,800
                                                                             --------

                    Total Open-End Funds
                      (cost $271,033)..................................       289,213
                                                                             --------

Principal Amount    SHORT-TERM INVESTMENTS: 31.4%
----------------------------------------------------------------------------------------
 $132,702           Star Treasury Fund (cost $132,702).................       132,702
                                                                             --------

                    Total Investments in Securities
                       (cost $403,735+): 99.9% ........................       421,915
                    Other Assets less Liabilities: 0.1%................           589
                                                                             --------
                    Total Net Assets: 100.0% ..........................      $422,504
                                                                             ========

+At June 30, 1998,  the cost of  securities  for Federal tax purposes was the same as the basis for  financial  reporting.  Unrealized  appreciation  and  depreciation  of securities were as follows:

                    Gross unrealized appreciation......................      $ 21,399
                    Gross unrealized depreciation......................        (3,219)
                                                                             --------
                           Net unrealized appreciation.................      $ 18,180
                                                                             ========

WEBS (World Equity Benchmark Shares) are each a series of WEBS INDEX FUND, INC., an open-end management investment company. Each Index Series represents a portfolio of ordinary foreign shares and seeks to provide investment results that track the performance of that country's publicly traded equity securities in the aggregate.

See Notes to Financial Statements.

                              THE AVATAR ADVANTAGE
                      INTERNATIONAL EQUITY ALLOCATION FUND


STATEMENT OF ASSETS AND LIABILITIES at June 30, 1998 (Unaudited)

----------------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value
          (identified cost $403,735)...................................     $ 421,915
     Receivables:
          Due from Advisor.............................................         9,926
          Interest  ...................................................           623
     Deferred organization costs.......................................        11,534
     Other     ........................................................         2,690
                                                                            ---------
               Total assets ...........................................       446,688
                                                                            ---------

LIABILITIES
     Accrued expenses..................................................        24,184
                                                                            ---------
               Total liabilities.......................................        24,184
                                                                            ---------

NET ASSETS ............................................................     $ 422,504
                                                                            =========

     Net asset value, offering and redemption price per
          share ($422,504/39,099 shares outstanding;
          unlimited number of shares (par value $0.01),
          authorized) .................................................       $ 10.81
                                                                               ======

COMPONENTS OF NET ASSETS
     Paid-in capital ..................................................     $ 392,097
     Accumulated net investment loss...................................          (921)
     Undistributed net realized gain on investments....................        13,148
     Net unrealized appreciation on investments........................        18,180
                                                                            ---------
          Net assets ..................................................     $ 422,504
                                                                            =========

See Notes to Financial Statements.

                              THE AVATAR ADVANTAGE
                      INTERNATIONAL EQUITY ALLOCATION FUND


STATEMENT OF OPERATIONS
For the Period from February 2, 1998* through June 30, 1998 (Unaudited)

----------------------------------------------------------------------------------------

INVESTMENT INCOME
     Income
          Interest  ...................................................     $   1,679
                                                                            ---------
               Total income............................................         1,679
                                                                            ---------

     Expenses
          Custodian and accounting fees................................        16,225
          Administration fee...........................................        11,589
          Professional fees............................................         5,795
          Transfer agent fees..........................................         5,602
          Reports to shareholders......................................         2,704
          Trustees' fees...............................................         2,173
          Other     ...................................................         1,999
          Advisory fee.................................................         1,576
          Amortization of deferred organization costs..................           966
          Distribution fees............................................           394
          Registration fees............................................           338
                                                                            ---------
               Total expenses..........................................        49,361
               Less: Advisory fee waiver and absorption................       (46,761)
                                                                            ---------
               Net expenses............................................         2,600
                                                                            ---------
                    Net investment loss ...............................          (921)
                                                                            ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
          Net realized gain from security transactions.................        13,148
          Net change in unrealized appreciation on
            investments................................................        18,180
                                                                            ---------
               Net realized and unrealized gain on
                 investments...........................................        31,328
                                                                            ---------
                    Net Increase in Net Assets Resulting
                      from Operations .................................     $  30,407
                                                                            =========

*Commencement of operations.

See Notes to Financial Statements.

                              THE AVATAR ADVANTAGE
                      INTERNATIONAL EQUITY ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

-----------------------------------------------------------------------------------------
                                                                        February 2, 1998*
                                                                             through
                                                                          June 30, 1998
----------------------------------------------------------------------------------------

NET INCREASE (Decrease) IN ASSETS FROM
OPERATIONS
Net investment loss ...................................................     $    (921)
Net realized gain from security transactions...........................        13,148
Net change in unrealized appreciation of securities....................        18,180
                                                                            ---------
     Net increase in net assets resulting
           from operations ............................................        30,407
                                                                            ---------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
  outstanding shares (a)...............................................       392,097
                                                                            ---------
     Total increase in net assets .....................................       422,504
NET ASSETS
Beginning of period ...................................................           -0-
                                                                            ---------
End of period                                                               $ 422,504
                                                                            =========

(a) A summary of capital share transactions is as follows:

                                                            February 2, 1998*
                                                                 through
                                                              June 30, 1998
                                                     ---------------------------------
                                                      Shares                   Value
                                                     --------                ---------
Shares sold.........................................  39,104                 $392,147
Shares redeemed.....................................      (5)                     (50)
                                                     -------                 --------
Net increase........................................  39,099                 $392,097
                                                     =======                 ========

*Commencement of operations.

See Notes to Financial Statements.

                              THE AVATAR ADVANTAGE
                      INTERNATIONAL EQUITY ALLOCATION FUND


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period (Unaudited)

-----------------------------------------------------------------------------------------
                                                                        February 2, 1998*
                                                                             through
                                                                         June 30, 1998
-----------------------------------------------------------------------------------------

Net asset value, beginning of period...................................     $10.00
                                                                            ------
Income from investment operations:
     Net investment loss...............................................      (0.02)
     Net realized and unrealized gain on
       investments  ...................................................       0.83
                                                                            ------
Total from investment operations.......................................       0.81
                                                                            ------

Net asset value, end of period.........................................     $10.81
                                                                            ======

Total return                                                                  8.10%+

Ratios/supplemental data:
Net assets, end of period (millions)...................................      $ 0.4

Ratio of expenses to average net assets:
     Before expense reimbursement......................................      30.15%++
     After expense reimbursement.......................................       1.59%++

Ratio of net investment loss to average net assets:
     Before expense reimbursement......................................     (29.12)%++
     After expense reimbursement.......................................      (0.56)%++

Portfolio turnover rate................................................     106.81%

*Commencement of operations.

+Not annualized.

++Annualized.

See Notes to Financial Statements.

                              THE AVATAR ADVANTAGE
                      INTERNATIONAL EQUITY ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

          The Avatar Advantage International Equity Allocation Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on February 2, 1998. The Fund's objective is to seek long-term capital appreciation by investing in equity securities of issuers outside of the U.S. during rising stock markets and limiting loss during market declines.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

          The  following  is  a  summary  of  significant   accounting  policies
consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

          A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

          B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          C. Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost method.

          D. Deferred Organization Costs. The Fund has incurred expenses of $12,500 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

                              THE AVATAR ADVANTAGE
                      INTERNATIONAL EQUITY ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

          E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER
         TRANSACTIONS WITH AFFILIATES

           For the six months ended June 30, 1998, Avatar Investors Associates Corp. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.

          The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.65% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial five years and sixth year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended June 30, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $46,761; no amounts were reimbursed.

          Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and

                              THE AVATAR ADVANTAGE
                      INTERNATIONAL EQUITY ALLOCATION FUND


NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued
--------------------------------------------------------------------------------

state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a fee monthly at the annual rate of 0.20% of average net assets, subject to a $30,000 minimum.

          First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

          Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

          The Trust has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the period ended June 30, 1998, the Fund paid the Distribution Coordinator in the amount of $394.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

          For the period ended June 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $531,707 and $273,823, respectively.

                                     Advisor
                        Avatar Investors Associates Corp.
                                900 Third Avenue
                            New York, New York 10022


                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018


                                    Custodian
                                 Star Bank, N.A.
                           425 Walnut Street M/L 6118
                             Cincinnati, Ohio 45202


                                 Transfer Agent
                         Countrywide Fund Services, Inc.
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                        San Francisco, California 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                              The Avatar Advantage
                              International Equity
                                 Allocation Fund









                               Semi-Annual Report

                                  June 30, 1998

                                   The Avatar
                                Advantage Equity
                                 Allocation Fund









                               Semi-Annual Report

                                  June 30, 1998

August 1998

Dear Shareholder,

We are pleased to report on the progress of the Avatar Advantage Equity Allocation Fund for the six months ended on June 30, 1998. During this period, the Avatar asset allocation philosophy -participating in rising markets while attempting to limit losses during market downturns - helped the fund realize a total return of +14.72%. Other market indices for the same period were as follows:

S&P 500                           +17.7%
Dow Jones Industrials             +14.1
NASDAQ                            +20.9
Russell 2000                      + 5.3

For the first half of the year, Avatar maintained a significant equity position. Our exposure ranged between 75% and 90% invested in stocks, the remainder in cash.

1998 --The First Six Months in Review
-------------------------------------

The first strong stirrings of the financial crisis in Asia began to make an economic impact on the market at the end of the first quarter. Nevertheless, the stock market continued to rise steadily throughout the first half of the year. Strong U.S. economic growth drove this advance. This growth cycle is unique: despite 10 years of business expansion there have been no inflationary pressures on the economy. Also contributing to the expansion have been stable interest rates and rising corporate profits.

The greatest gains in the portfolio came from the technology, consumer cyclical, pharmaceutical and financial stocks. In addition to benefiting from stable earnings and a positive interest rate environment, these groups were helped by their limited exposure to Asia. Less favorable performances were in the energy, commodity, industrial and utility sectors. Fundamentals in these sectors were lackluster due in large part to the turmoil in Asia and poor valuation rankings.

Market Outlook
--------------

Currently, the ability of corporations to sustain their profits is testing the markets. Concerns are mounting regarding the effect the slumping economies in Russia and Latin America will have on U.S. companies already beleaguered by the loss of profits as a result of the recessions in Asia. Foreign currencies have been falling against the dollar, which translates into falling prices for U.S. companies as they compete with cheaper imports. The interest rate climate remains positive for the U.S. market. However, until the focus diminishes regarding the deterioration of corporate earnings, the market faces substantial risk. Adding to these worries are the record high valuations and narrow market breadth. Given these concerns, Avatar has reduced exposure to 65% equities and 35% cash.

Our goal at Avatar is to evaluate current investment risk and alter the portfolio asset mix to reflect the environment at hand. We will continue to monitor risk conditions in both domestic and international markets. Until we see signs of moderating risk, we will continue to take a cautious stance.



/s/ Elizabeth A. Sonders                       /s/ Charles M. White

Elizabeth A. Sonders                           Charles M. White
Co-Portfolio Manager                           Co-Portfolio Manager

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited)

---------------------------------------------------------------------------------------
  Shares           COMMON STOCKS: 86.7%                                   Market Value
---------------------------------------------------------------------------------------
                   Aerospace / Defense Equipment: 2.4%
   1,600           Boeing Co...........................................     $ 71,300
   1,300           Lockheed Martin Corp................................      137,638
   1,400           United Technologies Corp............................      129,500
                                                                           ---------
                                                                             338,438
                                                                           ---------

                   Auto / Truck Parts and Equipment: 1.1%
   3,100           Lear Corp...........................................      159,069
                                                                           ---------

                   Banks: 4.1%
   5,100           Bank of New York, Inc...............................      309,506
   3,600           NationsBank Corp....................................      275,400
                                                                           ---------
                                                                             584,906
                                                                           ---------

                   Beverages - Non-Alcoholic: 1.3%
   4,700           PepsiCo, Inc........................................      193,581
                                                                           ---------

                   Chemicals - Diversified: 0.9%
   1,900           Imperial Chemical ADR...............................      122,550
                                                                           ---------

                   Commercial Banks: 1.0%
   2,300           Star Banc Corp......................................      146,912
                                                                           ---------

                   Computer - Micro: 1.2%
   5,800           Compaq Computer Corp................................      164,575
                                                                           ---------

                   Computer Software: 4.8%
   3,900           Computer Associates International, Inc..............      216,694
   4,200           Compuware Corp.*....................................      214,594
   2,300           Microsoft Corp.*....................................      249,334
                                                                           ---------
                                                                             680,622
                                                                           ---------

                   Cosmetics and Toiletries: 1.7%
   2,700           Colgate Palmolive Co................................      237,600
                                                                           ---------

                   Cruise Lines: 1.3%
   4,800           Carnival Corp., Class A.............................      190,200
                                                                           ---------

                   Diversified Manufacturing: 3.0%
   4,700           General Electric Co.................................    $ 427,700
                                                                           ---------

See Notes to Financial Statements.

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

---------------------------------------------------------------------------------------
  Shares                                                                  Market Value
---------------------------------------------------------------------------------------
                   Diversified Operations: 1.5%
   2,900           Textron, Inc........................................      207,894
                                                                           ---------

                   Electric - Integrated: 1.5%
   2,800           Intel Corp..........................................      207,462
                                                                           ---------

                   Entertainment Software: 1.4%
   3,600           Electronic Arts, Inc................................      194,625
                                                                           ---------

                   Fiber Optics: 1.1%
   2,200           Ciena Corp..........................................      153,037
                                                                           ---------

                   Finance - Mortgage Loan / Banker: 6.1%
   5,100           Federal National Mortgage Association...............      309,825
   2,900           Mellon Bank Corp....................................      201,912
   3,900           Morgan Stanley Dean Witter Discover.................      356,363
                                                                           ---------
                                                                             868,100
                                                                           ---------
                   Food - Miscellaneous: 1.5%
   3,900           Sara Lee Corp.......................................      218,156
                                                                           ---------

                   Food - Retail: 3.2%
   2,200           Kroger Co...........................................       94,325
   8,900           Safeway, Inc........................................      362,119
                                                                           ---------
                                                                             456,444
                                                                           ---------
                   Human Resources: 1.1%
   4,900           Accustaff, Inc......................................      153,125
                                                                           ---------

                   Insurance: 4.2%
   3,266           Allstate Corp.......................................      299,043
   4,800           Travelers Group, Inc................................      290,970
                                                                           ---------
                                                                             590,013
                                                                           ---------

                   Life / Health Insurance: 2.1%
   5,200           SunAmerica, Inc.....................................      298,675
                                                                           ---------

                   Machinery - Construction: 0.8%
   1,800           Masco Corp..........................................    $ 108,900
                                                                           ---------

See Notes to Financial Statements.

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

---------------------------------------------------------------------------------------
  Shares                                                                  Market Value
---------------------------------------------------------------------------------------
                   Manufacturing and Sales
                       of Autos and Trucks: 1.4%
   3,300           Ford Motor Company..................................      194,700
                                                                           ---------

                   Medical - Drugs: 8.6%
   2,900           Bristol Myers Squibb Co.............................      333,319
   3,700           Centocor, Inc.*.....................................      134,240
   2,700           Eli Lilly & Co......................................      178,369
   2,400           Pfizer, Inc.........................................      260,850
   4,400           Warner Lambert Co...................................      305,250
                                                                           ---------
                                                                           1,212,028
                                                                           ---------
                   Medical - HMO: 0.9%
   2,000           United Healthcare Corp..............................      127,000
                                                                           ---------

                   Medical - Hospitals: 1.1%
   5,000           Tenet Healthcare Corp...............................      156,250
                                                                           ---------

                   Networking Products: 1.8%
   2,750           Cisco Systems, Inc.*................................      253,258
                                                                           ---------

                   Oil Company: 3.2%
   2,500           Exxon Corp..........................................      178,281
   4,500           Texaco, Inc.........................................      268,594
                                                                           ---------
                                                                             446,875
                                                                           ---------

                   Oil - Integrated: 2.1%
   1,300           Schlumberger Ltd....................................       88,806
   6,000           USX-Marathon Group..................................      205,875
                                                                           ---------
                                                                             294,681
                                                                           ---------

                   Paper and Related Products: 1.6%
   2,300           Bowater, Inc........................................      108,675
   2,700           International Paper Co..............................      116,100
                                                                           ---------
                                                                             224,775
                                                                           ---------

                   Pipelines: 0.8%
   2,100           Enron Corp..........................................    $ 113,531
                                                                           ---------

See Notes to Financial Statements.

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

---------------------------------------------------------------------------------------
  Shares                                                                  Market Value
---------------------------------------------------------------------------------------
                   Radio: 1.0%
   3,000           Chancellor Media Corp...............................      148,969
                                                                           ---------

                   REIT - Storage: 0.8%
   4,100           Public Storage, Inc.................................      114,800
                                                                           ---------

                   Retail - Building Products: 1.3%
   2,200           Home Depot, Inc.....................................      182,738
                                                                           ---------

                   Retail - Department Stores: 3.4%
   2,900           Bed Bath & Beyond, Inc..............................      150,347
   3,700           Dayton Hudson Corp..................................      179,450
   2,500           Gap, Inc............................................      154,062
                                                                           ---------
                                                                             483,859
                                                                           ---------
                   Retail - Discount: 1.1%
   6,200           TJX Companies, Inc..................................      149,575
                                                                           ---------

                   Telecommunication Equipment: 2.0%
   3,400           Lucent Technologies, Inc............................      282,838
                                                                           ---------

                   Telecommunication Services: 2.9%
   3,700           Air Touch Communications, Inc.......................      216,219
   3,500           GTE Corp............................................      194,687
                                                                           ---------
                                                                             410,906
                                                                           ---------
                   Telephone - Local: 1.9%
   4,100           BellSouth Corp......................................      275,213
                                                                           ---------

                   Telephone - Long Distance: 1.6%
   4,800           Worldcom, Inc.*.....................................      232,050
                                                                           ---------

                   Tobacco: 1.1%
   3,900           Philip Morris Companies, Inc........................      153,563
                                                                           ---------

                   Transportation - Rail: 0.8%
   1,100           Burlington Northern Santa Fe........................    $ 108,006
                                                                           ---------

See Notes to Financial Statements.

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

---------------------------------------------------------------------------------------
     Shares                                                              Market Value
---------------------------------------------------------------------------------------
                       Total Common Stocks (cost $10,555,668)..........   12,268,199
                                                                         -----------

Principal Amount       U.S. GOVERNMENT OBLIGATIONS: 0.7%
------------------------------------------------------------------------------------
   $ 100,000           U.S. Treasury Bill, 4.91%, 9/17/1998
                         (cost $98,936)................................       98,938
                                                                         -----------

                       SHORT-TERM INVESTMENTS: 11.5%
------------------------------------------------------------------------------------
   1,628,577           Star Treasury Fund (cost $1,628,577)............    1,628,577
                                                                         -----------

                       Total Investments in Securities
                          (cost $12,283,181+): 98.9% ..................   13,995,714
                       Other Assets less Liabilities: 1.1%.............      150,330
                                                                         -----------
                       Total Net Assets: 100.0% .......................  $14,146,044
                                                                         ===========

*Denotes a non-income producing security.

+At June 30, 1998,  the cost of  securities  for Federal tax purposes was the same as the basis for  financial  reporting.  Unrealized  appreciation  and  depreciation  of securities were as follows:

                       Gross unrealized appreciation...................  $ 1,897,901
                       Gross unrealized depreciation...................     (185,368)
                                                                         -----------
                              Net unrealized appreciation..............  $ 1,712,533
                                                                         ===========

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value
          (identified cost $12,283,181) ...............................  $13,995,714
     Receivables:
          Dividends and interest ......................................       17,657
          Securities sold..............................................       73,229
          Affiliated broker............................................       33,494
     Deferred organization costs.......................................       30,991
     Other     ........................................................        9,424
                                                                         -----------
               Total assets ...........................................   14,160,509
                                                                         -----------

LIABILITIES
     Payables:
          Advisory fee.................................................        3,995
          Administration fee...........................................        2,548
          Distribution fees............................................        3,042
          Fund shares repurchased......................................        4,182
     Accrued expenses..................................................          698
                                                                         -----------
               Total liabilities.......................................       14,465
                                                                         -----------

NET ASSETS.............................................................  $14,146,044
                                                                         ===========

     Net asset value, offering and redemption price per
          share ($14,146,044/1,232,793 shares outstanding;
          unlimited number of shares (par value $0.01)
          authorized) .................................................       $11.47
                                                                              ======

COMPONENTS OF NET ASSETS
     Paid-in capital ..................................................  $11,790,280
     Undistributed net investment income...............................       20,473
     Undistributed net realized gain on investments....................      622,758
     Net unrealized appreciation on investments........................    1,712,533
                                                                         -----------
          Net assets ..................................................  $14,146,044
                                                                         ===========

See Notes to Financial Statements.

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

STATEMENT OF OPERATIONS - For the Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------------

INVESTMENT INCOME
     Income
          Dividends ...................................................     $ 84,143
          Interest  ...................................................       52,702
                                                                         -----------
               Total income............................................      136,845
                                                                         -----------

     Expenses
          Advisory fee.................................................       68,062
          Distribution fees............................................       20,018
          Administration fee...........................................       16,596
          Custodian and accounting fees................................       13,930
          Professional fees............................................       10,001
          Other     ...................................................        9,593
          Transfer agent fees..........................................        6,447
          Reports to shareholders......................................        5,471
          Amortization of deferred organization costs .................        3,472
          Trustees' fees...............................................        2,803
          Registration fees............................................        2,362
                                                                         -----------
               Total expenses..........................................      158,755
               Less: expenses reimbursed...............................      (38,855)
                                                                         -----------
               Net expenses............................................      119,900
                                                                         -----------
                    Net investment income .............................       16,945
                                                                         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
          Net realized gain from security transactions.................      724,250
          Net realized loss from futures transactions..................      (63,179)
          Net change in unrealized appreciation on
            investments................................................    1,639,968
                                                                         -----------
               Net gain on investments.................................    2,301,039
                                                                         -----------
                    Net Increase in Net Assets Resulting
                      from Operations .................................  $ 2,317,984
                                                                         ===========

See Notes to Financial Statements.

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND


STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------
                                                            Six Months                December 3, 1997*
                                                               Ended                       through
                                                          June 30, 1998#              December 31, 1997
--------------------------------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment income...................................     $ 16,945                      $ 7,367
Net realized gain (loss) from security
  transactions..........................................      724,250                      (38,313)
Net realized loss from futures
  transactions..........................................      (63,179)                         -0-
Net change in unrealized appreciation
  of securities.........................................    1,639,968                       72,565
                                                          -----------                  -----------
     Net increase in net assets resulting
      from operations ..................................    2,317,984                       41,619
                                                          -----------                  -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS
Net investment income...................................          -0-                       (3,839)
                                                          -----------                  -----------
CAPITAL SHARE TRANSACTIONS
Net (decrease) increase in net assets
  derived from net change in
  outstanding shares (a)................................   (8,417,925)                  20,208,205
                                                          -----------                  -----------
     Total (decrease) increase in net
      assets        ....................................   (6,099,941)                  20,245,985
NET ASSETS
Beginning of period ....................................   20,245,985                          -0-
                                                          -----------                  -----------
End of period (including undistributed
  net investment income of $20,473 and
  $3,528, respectively).................................  $14,146,044                  $20,245,985
                                                          ===========                  ===========

(a) A summary of capital share transactions is as follows:
                                     Six Months Ended                   Dec. 3, 1997* through
                                      June 30, 1998#                        Dec. 31, 1997
                              ------------------------------       -------------------------------
                                Shares               Value           Shares               Value
                              --------           -----------       ---------           -----------
Shares sold.................   116,480            $1,285,246       2,020,575           $20,204,366
Shares issued in
  reinvestment of
  distributions.............         0                     0             384                 3,839
Shares redeemed.............  (904,646)           (9,703,171)             (0)                   (0)
                              --------           -----------       ---------           -----------
Net (decrease)
  increase..................  (788,166)          $(8,417,925)      2,020,959           $20,208,205
                              ========           ===========       =========           ===========

*Commencement of operations.
#Unaudited.
See Notes to Financial Statements.

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

---------------------------------------------------------------------------------------------------
                                                       Six Months                December 3, 1997*
                                                          Ended                       through
                                                     June 30, 1998#              December 31, 1997
---------------------------------------------------------------------------------------------------

Net asset value, beginning of period..............       $10.02                       $10.00
Income from investment operations:
     Net investment income........................         0.01                         0.01
     Net realized and unrealized gain on
       investments  ..............................         1.44                         0.02
                                                         ------                       ------
Total from investment operations..................         1.45                         0.03
                                                         ------                       ------

Less distributions:
     Dividends from net investment
       income.....................................        (0.00)                       (0.01)
                                                         ------                       ------

Net asset value, end of period....................       $11.47                       $10.02
                                                         ======                       ======

Total return......................................        14.72%+                       0.22%+

Ratios/supplemental data:
Net assets, end of period (millions)..............       $ 14.1                       $ 20.2

Ratio of expenses to average net assets:
     Before expense reimbursement.................         1.99%++                      1.52%++
     After expense reimbursement..................         1.50%++                      1.39%++

Ratio of net investment (loss) income to
  average net assets:
     Before expense reimbursement.................        (0.27%)++                     0.33%++
     After expense reimbursement..................         0.21%++                      0.47%++

Portfolio turnover rate...........................        34.32%                       13.95%

*Commencement of operations.
#Unaudited.
+Not annualized.
++Annualized.

See Notes to Financial Statements.

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

          The Avatar Advantage Equity Allocation Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on December 3, 1997. The Fund's objective is to seek long-term capital appreciation by investing in equity securities during rising stock markets and limiting loss during market declines.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

          The  following  is  a  summary  of  significant   accounting  policies
consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

          A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

          B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          C. Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost method.

          D. Deferred Organization Costs. The Fund has incurred expenses of $ 35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

          E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

                    affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

          F. Futures Contracts. The Company invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Company intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Company is required to pledge to the broker an amount ("initial margin deposit"). Subsequent payments, known as "variation margin," are made or received by the Company each day, depending on the daily fluctuations in the fair value of the underlying security. The Company records a realized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Company may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets..

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER
         TRANSACTIONS WITH AFFILIATES

           For the six months ended June 30, 1998, Avatar Investors Associates Corp. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund.

          The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.50% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the

                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------

previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial five years and sixth year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended June 30, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $38,855; no amounts were reimbursed.

          Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a fee monthly at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

          First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

          Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - Distribution Costs

          The Trust has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the period ended June 30, 1998, the Fund paid the Distribution Coordinator in the amount of $20,018.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

          For the period ended June 30, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $4,686,948 and $13,165,074, respectively.

                                     Advisor
                        Avatar Investors Associates Corp.
                                900 Third Avenue
                            New York, New York 10022


                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018


                                    Custodian
                                 Star Bank, N.A.
                           425 Walnut Street M/L 6118
                             Cincinnati, Ohio 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, New York 11788
                                  888-263-6452



                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                        San Francisco, California 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.